SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
List of Accounting Policies [Abstract]
Disclosure of impact of initial application of new standards or interpretations	Our significant accounting policies, estimates, and judgments are identified in this note or disclosed throughout the notes as identified in the table below, including:
•information about assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment to the amounts recognized in the consolidated financial statements;
•information about judgments made in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements; and
•information on our significant accounting policies.

Note	Topic	Page	Accounting Policy	Use of Estimates	Use of Judgments
4	Reportable Segments	16	X		X
5	Revenue Recognition	18	X	X	X
7	Property, Plant and Equipment	22	X	X	X
8	Leases	24	X	X	X
9	Intangible Assets and Goodwill	26	X	X	X
10	Restructuring, Acquisition and Other	29	X		X
13	Income Taxes	31	X		X
14	Earnings Per Share	33	X
15	Accounts Receivable	33	X		X
16	Inventories	34	X
17	Financial Instruments	34	X	X	X
18	Investments	46	X
20	Provisions	50	X	X	X
23	Post-Employment Benefits	54	X	X
25	Stock-Based Compensation	61	X	X
28	Commitments and Contingent Liabilities	65	X		X